Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive Loss	Treasury shares (cost)	Non-controlling interests	Total
Balance at ending at Dec. 31, 2019	$ 4,340	$ 120,737	$ 285,146	$ 11,676	$ (259)	$ 474,694	$ 896,334
Balance at ending (in Shares) at Dec. 31, 2019	15,294,267
Net income			46,776			67,246	114,022
Foreign currency translation				14,007		20,099	34,106
Actuarial gain from defined benefit plans			396			444	840
Unrealized loss on debt instruments at fair value through other comprehensive income, net				(1)		(1)	(2)
Share of other comprehensive income (loss) of companies accounted for at equity				(169)			(169)
Total other comprehensive income (loss)			396	13,837		20,542	34,775
Total comprehensive income (loss)			47,172	13,837		87,788	148,797
Cost of share-based payment (Note 18)		1,310				6,546	7,856
Dividend to Formula’s shareholders			(7,960)				(7,960)
Dividend to non-controlling interests in subsidiaries						(39,056)	(39,056)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		847				4,459	5,306
Acquisition of non-controlling interests		(6,538)				(13,114)	(19,652)
Dilution in Formula’s share in Sapiens due to issuance of Sapiens’ ordinary shares		34,462				74,275	108,737
Settlement of put options over non-controlling interests		(1,569)				(4,137)	(5,706)
Non-controlling interests arising from initially consolidated companies						13,887	13,887
Balance at Dec. 31, 2020	$ 4,340	149,249	324,358	25,513	(259)	605,342	1,108,543
Balance (in Shares) at Dec. 31, 2020	15,294,267
Net income			54,585			87,317	141,902
Foreign currency translation				(125)		(112)	(237)
Actuarial gain from defined benefit plans			1,460			1,547	3,007
Unrealized loss on debt instruments at fair value through other comprehensive income, net
Share of other comprehensive income (loss) of companies accounted for at equity				128			128
Total other comprehensive income (loss)			1,460	3		1,435	2,898
Total comprehensive income (loss)			56,045	3		88,752	144,800
Cost of share-based payment (Note 18)		7,434				7,405	14,839
Dividend to Formula’s shareholders			(22,088)				(22,088)
Dividend to non-controlling interests in subsidiaries						(62,662)	(62,662)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(540)				3,211	2,671
Acquisition of non-controlling interests		1,005				(2,705)	(1,700)
Settlement of put options over non-controlling interests		(4,100)				(4,532)	(8,632)
Non-controlling interests arising from initially consolidated companies						4,016	4,016
Balance at Dec. 31, 2021	$ 4,340	153,048	358,315	25,516	(259)	638,827	$ 1,179,787
Balance (in Shares) at Dec. 31, 2021	15,294,267						15,294,267
Net income			81,393			118,274	$ 199,667
Foreign currency translation				(34,236)		(38,335)	(72,571)
Actuarial gain from defined benefit plans			1,330			1,387	2,717
Unrealized loss on debt instruments at fair value through other comprehensive income, net
Share of other comprehensive income (loss) of companies accounted for at equity				(3,053)			(3,053)
Loss from investments in equity instruments measured at fair value through other comprehensive income				(5,257)			(5,257)
Total other comprehensive income (loss)			1,330	(42,546)		(36,948)	(78,164)
Total comprehensive income (loss)			82,723	(42,546)		81,326	121,503
Issuance of restricted shares to employees	$ 7	(7)
Issuance of restricted shares to employees (in Shares)	23,400
Cost of share-based payment (Note 18)		8,161				6,729	14,890
Dividend to Formula’s shareholders			(21,590)				(21,590)
Dividend to non-controlling interests in subsidiaries						(96,630)	(96,630)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(766)				744	(22)
Acquisition of non-controlling interests		(8,673)				(8,919)	(17,592)
Settlement of put options over non-controlling interests		(6,394)				(438)	(6,832)
Non-controlling interests arising from initially consolidated companies						4,219	4,219
Deconsolidation of a Matrix IT’s subsidiary						(811)	(811)
Balance at Dec. 31, 2022	$ 4,347	$ 145,369	$ 419,448	$ (17,030)	$ (259)	$ 625,047	$ 1,176,922
Balance (in Shares) at Dec. 31, 2022	15,317,667						15,317,667